Basis of Presentation and General Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Vessels [Line Items]
Date of Incorporation		Dec. 13, 2006
Reverse stock split ratio	15-for-1
Daily Management Fee		$ 750